Share Capital and Other Equity Instruments - Schedule of Changes in Number of RSU outstanding (Details) - Restricted Share Units	3 Months Ended	6 Months Ended
	Mar. 31, 2021 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance - beginning of period	4,216	4,216	17,565
Forfeited		(4,048)	(24)
Released			(10,355)
Paid in cash	(2,948)	(144)	(2,948)
Balance - end of period		24	4,238